Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Stock-Based Compensation Plans

29. STOCK-BASED COMPENSATION PLANS

A) Employee Stock Option Plan

Cenovus has an Employee Stock Option Plan that provides employees with the opportunity to exercise an option to purchase a common share of the Company. Option exercise prices approximate the market price for the common shares on the date the options were issued. Options granted are exercisable at 30 percent of the number granted after one year, an additional 30 percent of the number granted after two years and are fully exercisable after three years. Options expire after seven years.

Options issued by the Company on or after February 24, 2011 have associated NSRs. The NSRs, in lieu of exercising the option, give the option holder the right to receive the number of common shares that could be acquired with the excess value of the market price of Cenovus’s common shares at the time of exercise over the exercise price of the option.

Options issued by the Company under the Employee Stock Option Plan prior to February 24, 2011 have associated TSARs. In lieu of exercising the options, the TSARs give the option holder the right to receive a cash payment equal to the excess of the market price of Cenovus’s common shares at the time of exercise over the exercise price of the option.

The TSARs and NSRs vest and expire under the same terms and conditions as the underlying options.

NSRs

The weighted average unit fair value of NSRs granted during the year ended December 31, 2017 was $3.10 before considering forfeitures, which are considered in determining total cost for the period. The fair value of each NSR was estimated on its grant date using the Black-Scholes-Merton valuation model with weighted average assumptions as follows:

Risk-Free Interest Rate	1.00%
Expected Dividend Yield	1.13%
Expected Volatility (1)	29.14%
Expected Life (years)	3.70
(1)	Expected volatility has been based on historical share volatility of the Company and comparable industry peers.

The following tables summarize information related to the NSRs:

As at December 31, 2017	Number of NSRs (thousands)	Weighted Average Exercise Price ($)

Outstanding, Beginning of Year	41,644	30.57
Granted	3,537	14.81
Exercised	-	-
Forfeited	(2,454)	28.27
Outstanding, End of Year	42,727	29.40

	Outstanding NSRs			Exercisable NSRs
As at December 31, 2017 Range of Exercise Price ($)	Number of NSRs (thousands)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price ($)	Number of NSRs (thousands)	Weighted Average Exercise Price ($)

10.00 to 14.99	3,319	5.4	14.80	-	-
15.00 to 19.99	3,313	5.2	19.51	995	19.51
20.00 to 24.99	3,723	4.1	22.25	2,254	22.26
25.00 to 29.99	12,115	3.1	28.38	12,106	28.39
30.00 to 34.99	10,419	2.2	32.64	10,419	32.64
35.00 to 39.99	9,838	0.8	38.19	9,838	38.19
	42,727	2.8	29.40	35,612	31.70

TSARs

The Company had a liability of $nil as at December 31, 2017 (2016 – $nil) in the Consolidated Balance Sheets based on the fair value of each TSAR held by Cenovus employees. Fair value was estimated at the period-end date using the Black-Scholes-Merton valuation model with weighted average assumptions as follows:

Risk-Free Interest Rate	1.85%
Expected Dividend Yield	1.51%
Expected Volatility (1)	28.89%
Cenovus’s Common Share Price ($)	11.48
(1)	Expected volatility has been based on historical share volatility of the Company and comparable industry peers.

The intrinsic value of vested TSARs held by Cenovus employees as at December 31, 2017 was $nil (2016 – $nil).

The following table summarizes information related to the TSARs held by Cenovus employees:

As at December 31, 2017	Number of TSARs (thousands)	Weighted Average Exercise Price ($)

Outstanding, Beginning of Year	3,373	26.66
Exercised for Cash Payment	-	-
Exercised as Options for Common Shares	-	-
Forfeited	(16)	29.19
Expired	(3,276)	26.48
Outstanding, End of Year	81	33.52

The market price of Cenovus’s common shares on the TSX as at December 31, 2017 was $11.48.

B) Performance Share Units

Cenovus has granted PSUs to certain employees under its Performance Share Unit Plan for Employees. PSUs are whole share units and entitle employees to receive, upon vesting, either a common share of Cenovus or a cash payment equal to the value of a Cenovus common share. For a portion of PSUs, the number of PSUs eligible for payment is determined over three years based on the units granted multiplied by 30 percent after year one, 30 percent after year two and 40 percent after year three. All PSUs are eligible to vest based on the Company achieving key pre-determined performance measures. PSUs vest after three years.

The Company has recorded a liability of $37 million as at December 31, 2017 (2016 – $51 million) in the Consolidated Balance Sheets for PSUs based on the market value of Cenovus’s common shares at the end of the year. As PSUs are paid out upon vesting, the intrinsic value of vested PSUs was $nil as at December 31, 2017 and 2016.

The following table summarizes the information related to the PSUs held by Cenovus employees:

As at December 31, 2017	Number of PSUs (thousands)

Outstanding, Beginning of Year	6,157
Granted	2,392
Vested and Paid Out	(451)
Cancelled	(1,192)
Units in Lieu of Dividends	112
Outstanding, End of Year	7,018

C) Restricted Share Units

Cenovus has granted RSUs to certain employees under its Restricted Share Unit Plan for Employees. RSUs are whole-share units and entitle employees to receive, upon vesting, either a common share of Cenovus or a cash payment equal to the value of a Cenovus common share. RSUs vest after three years.

RSUs are accounted for as liability instruments and are measured at fair value based on the market value of Cenovus’s common shares at each period end. The fair value is recognized as stock-based compensation costs over the vesting period. Fluctuations in the fair value are recognized as stock-based compensation costs in the period they occur.

The Company has recorded a liability of $41 million as at December 31, 2017 (2016 – $30 million) in the Consolidated Balance Sheets for RSUs based on the market value of Cenovus’s common shares at the end of the year. As RSUs are paid out upon vesting, the intrinsic value of vested RSUs was $nil as at December 31, 2017 and 2016.

The following table summarizes the information related to the RSUs held by Cenovus employees:

As at December 31, 2017	Number of RSUs (thousands)

Outstanding, Beginning of Year	3,790
Granted	3,278
Vested and Paid Out	(101)
Cancelled	(282)
Units in Lieu of Dividends	100
Outstanding, End of Year	6,785

D) Deferred Share Units

Under two Deferred Share Unit Plans, Cenovus directors, officers and certain employees may receive DSUs, which are equivalent in value to a common share of the Company. Eligible employees have the option to convert either zero, 25 or 50 percent of their annual bonus award into DSUs. DSUs vest immediately, are redeemed in accordance with the terms of the agreement and expire on December 15 of the calendar year following the year of cessation of directorship or employment.

The Company has recorded a liability of $17 million as at December 31, 2017 (2016 – $32 million) in the Consolidated Balance Sheets for DSUs based on the market value of Cenovus’s common shares at the end of the year. The intrinsic value of vested DSUs equals the carrying value as DSUs vest at the time of grant.

The following table summarizes the information related to the DSUs held by Cenovus directors, officers and employees:

As at December 31, 2017	Number of DSUs (thousands)

Outstanding, Beginning of Year	1,598
Granted to Directors	136
Granted	93
Units in Lieu of Dividends	27
Redeemed	(414)
Outstanding, End of Year	1,440

E) Total Stock-Based Compensation

For the years ended December 31,	2017	2016	2015

NSRs	9	15	27
TSARs	-	(1)	(5)
PSUs	(7)	13	(13)
RSUs	3	13	6
DSUs	(11)	7	(5)
Stock-Based Compensation Expense (Recovery)	(6)	47	10
Stock-Based Compensation Costs Capitalized	3	12	6
Total Stock-Based Compensation	(3)	59	16